Fair Value Measurements (Details) - Schedule of Level 3 fair value measurements inputs of company’s warrants at their measurement dates - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of Level 3 fair value measurements inputs of company’s warrants at their measurement dates [Abstract]
Volatility	8.15%		10.50%		15.50%
Share price (in Dollars per share)	$ 10.35	$ 10.35	$ 10.2		$ 10.14
Expected life of the warrants to convert	5 years 3 months 21 days		5 years 6 months 21 days		5 years 6 months
Risk free rate	2.47%		1.37%	0.83%	1.14%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%